Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from financial institutions	$ 4,348,105	$ 2,343,069
Interest-bearing deposits in other financial institutions	23,100,910	11,923,425
Federal funds sold	243,000	230,000
Cash and cash equivalents	27,692,015	14,496,494
Securities available for sale	15,813,031	12,993,197
Loans held for sale	516,000	236,000
Loans, net of allowance of $3,009,909 and $4,544,316	140,607,520	154,960,478
Restricted stock	966,100	966,100
Other real estate owned	1,048,824	991,450
Premises and equipment, net	865,861	1,029,685
Bank owned life insurance	2,535,119	2,434,183
Prepaid Federal Deposit Insurance Corporation premiums	333,002	618,005
Accrued interest receivable and other assets	2,152,257	2,838,804
Total Assets	192,529,729	191,564,396
LIABILITIES AND SHAREHOLDERS' EQUITY
Noninterest-bearing	25,145,714	22,934,531
Interest-bearing	146,605,482	148,704,510
Total deposits	171,751,196	171,639,041
Federal Home Loan Bank advances	1,500,000	1,900,000
Accrued interest payable and other liabilities	942,040	688,299
Total Liabilities	174,193,236	174,227,340
Shareholders' Equity
Common stock, no par value, $1 stated value, 1,500,000 shares authorized, 587,136 and 586,084 shares issued and outstanding as of December 31, 2011 and 2010	587,136	586,084
Additional paid-in capital	9,994,348	9,981,912
Retained earnings	2,552,118	1,809,618
Accumulated other comprehensive income	397,682	208,882
Total Shareholders' Equity	18,336,493	17,337,056
Total Liabilities And Shareholders' Equity	192,529,729	191,564,396
Series A Preferred Stock [Member]
Shareholders' Equity
Preferred stock	4,700,000	4,700,000
Discount on Series A preferred stock	(143,824)	(204,381)
Series B Preferred Stock [Member]
Shareholders' Equity
Preferred stock	235,000	235,000
Premium on Series B preferred stock	$ 14,033	$ 19,941